Income tax incurred and deferred: (Details 2) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Income taxes [Abstract]
Consolidated income before IT and joint venture equity method:		$ 6,916,699	$ 8,498,889	$ 4,887,130
Net (loss) income before taxes of Airplan and Aerostar		(297,179)	16,011
Net (loss) income before taxes of subsidiaries in Mexico not subject to IT		(89,685)	(62,327)	(56,415)
Income before provisions for income taxes		$ 6,529,835	$ 8,452,573	$ 4,830,715
Statutory IT rate		30.00%	30.00%	30.00%	30.00%
IT that would result from applying the IT rate to book profit before income taxes		$ 1,958,951	$ 2,535,772	$ 1,449,214
Non-deductible items and other permanent differences		15,126	8,693	11,908
Gain on business combination			(2,108,760)
Goodwill impairment			1,415,729
Annual adjustment for tax inflation		12,101	(2,406)	(10,974)
Accounting disconnect inflation		(189,237)	(249,336)	(91,928)
Recognition of deferred income tax at the Huatulco Airport	[1]			44,020
Recognition for the year iin Aerostar	[2]	33,879	28,678
Recognition for the year in Airplan	[2]	(17,117)	10,214
Other non-taxable earnings		(17,742)	(3,137)	(1,056)
IT provision		$ 1,795,961	$ 1,635,447	$ 1,401,184
Effective IT rate		28.00%	19.00%	29.00%

[1]	Based on the tax projections at December 31, 2017, the Huatulco Airport is expected to pay income tax in the future. Accordingly, the Company decided to recognize deferred income tax. This recognition increased the effective rate by 3%.
[2]	As of June 1, 2018, Aerostar consolidates into the Company and as of October 19, 2017, Airplan consolidates financially into the Company.